Lines of Credit, Promissory Notes, and Notes Payable (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 12, 2015	Jul. 30, 2014	Jun. 30, 2015	Dec. 31, 2014	Aug. 11, 2015	Dec. 04, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			1,760,000	1,760,000			0
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year			$ 466,000
Long-term Debt, Maturities, Repayments of Principal in Year Two			9,762,000	$ 4,986,000
Long-term Debt, Maturities, Repayments of Principal in Year Three			19,000	$ 28,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum				2.50%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum				3.00%
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months				$ 989,000
Long-term Debt, Maturities, Repayments of Principal in Year Four				8,000
Long-term Debt, Maturities, Repayments of Principal in Year Five				6,000
Proceeds From Line Of Credit Used To Secure Bond			$ 200,000
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	0
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.70
Wells Fargo [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-term Line of Credit				$ 4,716,000
Line of Credit Facility, Maximum Borrowing Capacity		$ 5,000,000				$ 6,000,000
Debt, Weighted Average Interest Rate			1.94%	1.92%
Wells Fargo [Member] | Revolving Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Long-term Line of Credit	$ 11,000,000
Line of Credit Facility, Maximum Borrowing Capacity	12,000,000
London Interbank Offered Rate (LIBOR) [Member] | Wells Fargo [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%
July 30, 2014 Warrants [Member]
Line of Credit Facility [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 3.15
December42014Warrants [Member]
Line of Credit Facility [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)						960,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 2.71
July 30, 2014 Agreement [Member] | Wells Fargo [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-term Line of Credit			$ 5,000,000
December 4, 2014 Agreement [Member] | Wells Fargo [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-term Line of Credit			$ 4,500,000
December 4, 2014 Agreement [Member] | Wells Fargo [Member] | Revolving Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Long-term Line of Credit	4,500,000
Line of Credit Facility, Maximum Borrowing Capacity	7,000,000				$ 6,000,000
Line of Credit Facility, Maximum Borrowing Capacity, Increase (Decrease)	$ 1,000,000